SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of Long-Lived Assets (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment charges	¥ 0	¥ 0	¥ 0